Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents are comprised of the following:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Cash at bank and in hand	69,419	42,983
Short-term deposits	7,251	4,448
Total Cash and cash equivalents	76,670	47,431